SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment

Digital display network equipment	5 years
Gas station display network equipment	5 years
Wi-Fi	5 years
Furniture and fixture	5years
Computer and office equipment	3-5 years
Vehicle	5 years
Software	5 years
Buildings	40 years
Leasehold improvement	Shorter of the term of the lease
or the estimated useful lives of the assets

Schedule of Revenues by Service Categories
Revenue by service categories

	For the years ended December 31,
	2016	2017	2018
Revenues from operations:

Air Travel Media Network	$12,178	$18,702	$22,212
Gas Station Media Network	4,009	4,093	413
Other Media	410	1,533	2,151
	$16,597	$24,328	$24,776